OTHER ASSETS	12 Months Ended
Dec. 31, 2017
OTHER ASSETS [Abstract]
OTHER ASSETS
9.	OTHER ASSETS

The principal components of the Company’s other assets are as follows (dollars in thousands):

	December 31, 2017	December 31, 2016
Lease costs, net	$2,045	$1,730
Value added tax and general sales tax receivables, net	2,915	2,994
Other assets	4,010	1,844
Total other assets	$8,970	$6,568